Inventories (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Schedule of Inventories	Inventories consist of the following:

	As at March 31,
	2018		2019
Stores and spare parts	₹	769	₹	677
Finished goods and traded goods		2,601		3,274

	₹	3,370	₹	3,951